DEBT (Details - Convertible notes) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Principal Outstanding	$ 0	$ 166,650
Less: unamortized debt discount	0	(45,725)
Convertible notes, net	$ 0	$ 120,925